Liability for cash-settled share-based payments - Description of share-based payment arrangements (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)
Liability for cash-settled share-based payments
Liability for cash-settled share-based payments | $	$ 5,631	$ 3,193	[1]	$ 0
12 months
Liability for cash-settled share-based payments
Eligible to vest	33.33%
24 months
Liability for cash-settled share-based payments
Eligible to vest	33.33%
36 months
Liability for cash-settled share-based payments
Eligible to vest	33.33%
DSU
Liability for cash-settled share-based payments
Granted shares	42,690	50,900
Settled shares	17,284	0
Outstanding shares	76,306	50,900
Liability for cash-settled share-based payments | $	$ 810	$ 629
PSU
Liability for cash-settled share-based payments
Granted shares	148,777	212,965
Outstanding shares	353,445	212,965
Forfeited shares	8,297	0
Liability for cash-settled share-based payments | $	$ 1,698	$ 664
PSU | 25th percentile
Liability for cash-settled share-based payments
Eligible to vest	0.00%
PSU | Greater than 25th percentile
Liability for cash-settled share-based payments
Eligible to vest	50.00%
PSU | Greater than 50th percentile
Liability for cash-settled share-based payments
Eligible to vest	100.00%
PSU | Greater than 75th percentile
Liability for cash-settled share-based payments
Eligible to vest	175.00%
PSU | Greater than 90th percentile
Liability for cash-settled share-based payments
Eligible to vest	225.00%
RSU
Liability for cash-settled share-based payments
Granted shares	207,621	470,603
Outstanding shares	452,390	455,603
Forfeited shares	9,657	15,000
Liability for cash-settled share-based payments | $	$ 3,123	$ 1,900
RSU | Cash Settlement
Liability for cash-settled share-based payments
Settled shares	168,627	0
RSU | Equity settlement
Liability for cash-settled share-based payments
Settled shares	32,550	0

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.